Cover	Jul. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2026
Entity File Number	001-42614
Entity Registrant Name	Inflection Point Acquisition Corp. III
Entity Central Index Key	0002012318
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	167 Madison Avenue Suite 205 #1017
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	295-5830
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	IPCXU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IPCX
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	IPCXR
Security Exchange Name	NASDAQ